Accumulated other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of accumulated other comprehensive income/(loss)
Changes in accumulated other comprehensive income/(loss) for the periods presented in this report were as follows:

(In $ millions)	Actuarial gain/(loss) relating to pension	Share in unrealized losses from associated companies	Change in debt component on Archer facility	Total
January 1, 2020	—	(13)	—	(13)

Other comprehensive loss from continuing operations	(2)	—	—	(2)
Other comprehensive (loss)/income from discontinued operations	—	(15)	4	(11)

December 31, 2020	(2)	(28)	4	(26)

Other comprehensive income from continuing operations	—	—	—	—
Other comprehensive income from discontinued operations	—	9	2	11

December 31, 2021	(2)	(19)	6	(15)